Debt (Details) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2024	Apr. 30, 2023	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2024
Debt instruments
Change in fair value of convertible debt					$ 260,933
Repayment of debt principal				$ 1,372,873	1,372,872
Convertible debt
Debt instruments
Debt instrument, face amount			$ 20,000,000
Interest rate percentage			8.47%
Unused line of credit fee, as a percent			1.00%
Interest-only period			2 years
Change in fair value of convertible debt					$ 260,933
Convertible debt | Maximum
Debt instruments
Debt instrument, face amount			$ 20,000,000
Convertible debt | First tranche
Debt instruments
Convertible note			$ 10,000,000
Convertible debt | Pontifax
Debt instruments
Amount repaid		$ 5,000,000
Outstanding principal		$ 3,000,000
Issuance of common stock from conversion of debt (in shares)		36,790			36,790
Repayment of debt principal					$ 254,256
Conversion price					$ 6.91
Convertible debt | Pontifax | First 36,790 shares of common stock issuable upon conversion
Debt instruments
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice		90.00%
Reduction in conversion price		$ 27.2
Convertible debt | Pontifax | Conversion price for First 501,648 shares
Debt instruments
Conversion price	$ 3.81
Common stock issuable upon conversion	501,648
Convertible debt | Pontifax | Conversion price for Remaining shares
Debt instruments
Conversion price	$ 4.23